Income Taxes - Schedule of Income Tax Benefit or Expense, by Jurisdiction (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Current income tax expense (benefit)	$ 108,878		$ 240,564		$ 346,858
Deferred income tax expense (benefit)	(55,236)	[1]	(47,719)	[1]	19,354	[1]
Total income tax expense	53,642	[1]	192,845	[1]	366,212	[1]
Russia Entities [Member]
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Current income tax expense (benefit)	106,032		238,207		320,700
Deferred income tax expense (benefit)	4,120		16,193		18,414
Switzerland [Member]
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Current income tax expense (benefit)	312		(4,369)		8,919
Deferred income tax expense (benefit)	(2,187)		1,434		(999)
Romania Entities [Member]
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Current income tax expense (benefit)			(94)		1,153
Deferred income tax expense (benefit)			(14,450)		(592)
Lithuania [Member]
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Current income tax expense (benefit)
Deferred income tax expense (benefit)	6		(116)		234
Kazakhstan [Member]
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Current income tax expense (benefit)					700
Deferred income tax expense (benefit)	195		327		294
USA [Member]
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Current income tax expense (benefit)	(527)		8		31
Deferred income tax expense (benefit)	(54,430)		(54,773)		2,052
Other [Member]
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Current income tax expense (benefit)	3,061		6,812		15,355
Deferred income tax expense (benefit)	$ (2,940)		$ 3,666		$ (49)

[1]	See Note 19